BUSINESS COMBINATION, PLAN OF REORGANIZATION AND REGISTRATION STATEMENT	12 Months Ended
Dec. 31, 2021
Asset Acquisition [Abstract]
BUSINESS COMBINATION, PLAN OF REORGANIZATION AND REGISTRATION STATEMENT	BUSINESS COMBINATION, PLAN OF REORGANIZATION AND REGISTRATION STATEMENT
On May 6, 2021, the Company successfully completed its business combination and plan of reorganization (the “Transaction”) with Northern Genesis Acquisition Corp. (“NGA”), which was announced on November 30, 2020.
The Company treated the Transaction as a capital transaction equivalent to the issue of shares of the Company in exchange for the net monetary assets of NGA. The Transaction did not constitute a business combination as defined under IFRS 3, Business Combinations, as NGA is a non-operating entity that does not meet the definition of a business under IFRS 3. Accordingly, upon consummation of the Transaction, each outstanding share of NGA’s common stock held by an NGA stockholder was exchanged into one newly issued common share of the Company and each outstanding warrant to purchase shares of NGA’s common stock was converted into a warrant to acquire one common share of the Company, at a price of $11.50 per share. A total of 39,911,231 common shares were issued in exchange for the NGA common stock outstanding and 27,111,741 NGA warrants were converted into 27,111,741 warrants of the Company. Such warrants are classified as a liability and are measured at fair value. As a result, the Company consolidated the following as at the date of closing of the Transaction:
•Cash of $308,232,870
•Trade and other payables of $1,655,636
•Issued warrant liabilities with a fair value of $169,452,859
•Issued share capital of $137,124,375
4 - BUSINESS COMBINATION, PLAN OF REORGANIZATION AND REGISTRATION STATEMENT (CONTINUED)
As part of the closing of the Transaction, the Company filed articles of amendment and consolidation whereby such articles provided, amongst other things, for the creation of an unlimited number of preferred shares and a stock split of 1:4.1289 becoming effective on May 6, 2021. Accordingly, all shares, stock options, warrants and per share information presented in these consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis for all periods presented.
In addition to the closing of the Transaction, a concurrent private placement for the issuance of 20,040,200 common shares (post share split) also closed for gross proceeds of $200,402,000 (or $10.00 per share), for net proceeds of $196,255,491 after the deduction of share issue costs. 17,994,857 retractable common shares having a carrying amount of $29,072,804 as at May 6, 2021 related to a repurchase (put) right in favor of shareholders were reclassified from non-current liabilities to equity at the closing of the Transaction, as the Company’s unanimous shareholders’ agreement was terminated in accordance with its terms effective as of closing of the Transaction and such repurchase rights did not become exercisable at or before the closing of the Transaction.
In connection with the Transaction, the Company also repaid its non-revolving term loans and revolving credit facility advances owed to the National Bank of Canada, and its convertible debt instruments with Investissement Quebec.
In conjunction with the Transaction, the Company filed a F-4 registration statement and subsequent amendments with the Securities and Exchange Commission as well as a non-offering prospectus with the Canadian securities regulators and upon consummation of the Transaction and effective May 7, 2021, the Company was listed on the New York Stock Exchange and the Toronto Stock Exchange.

Transaction costs of $13,654,851 were incurred directly related to the completion of the Transaction and were mainly composed of legal, banking, and other professional fees.